Financial Instruments (Details 2) (Forward foreign exchange contracts and options, Designated as hedging instruments, USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Forward foreign exchange contracts and options | Designated as hedging instruments
Fair value of derivative instruments
Asset derivatives	$ 1,313
Liability derivatives		$ 1,539